Revenues (Disaggregated Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 17,046	$ 16,828	$ 17,107
Remaining performance obligation	102	88
Freight [Member]
Disaggregation of Revenue [Line Items]
Revenues	16,395	16,236	16,569
Petroleum And Chemicals [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,414	3,195	3,229
Metals And Minerals [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,048	2,048	1,911
Forest Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,931	1,943	2,006
Coal [Member]
Disaggregation of Revenue [Line Items]
Revenues	929	1,017	937
Grain And Fertilizers [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,422	3,265	2,783
Intermodal [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,757	3,823	4,906
Automotive [Member]
Disaggregation of Revenue [Line Items]
Revenues	894	945	797
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 651	$ 592	$ 538